THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND

                        SUPPLEMENT DATED OCTOBER 5, 2007
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information has been added directly above the "Dividends and Distributions" section on page 16 of the prospectus:

     SHAREHOLDER SERVICING ARRANGEMENTS

     The Fund may compensate financial intermediaries for providing a variety of services to shareholders. "Financial Intermediaries" include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how Financial Intermediaries may be paid for providing these services.

     The Fund generally pays Financial Intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which Financial Intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to Financial Intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay Financial Intermediaries for these and other services to Fund shareholders, as described in the section below.

     PAYMENTS TO FINANCIAL INTERMEDIARIES

     From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated Financial Intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, Financial Intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by Financial Intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to Financial Intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

     The level of payments to individual Financial Intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the Financial Intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HIM-SK-001-0100

                         THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND

                        SUPPLEMENT DATED OCTOBER 5, 2007
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

THE FOLLOWING SECTION IS ADDED BELOW THE SECTION WITH THE HEADING "THE DISTRIBUTOR" ON PAGE S-11 OF THE SAI:

     SHAREHOLDER SERVICES

     PAYMENTS TO FINANCIAL INTERMEDIARIES. The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

     These additional payments may be made to Financial Intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the Financial Intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the Financial Intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a Financial Intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating Financial Intermediary personnel about the Fund; providing access to sales and management representatives of the Financial Intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A Financial Intermediary may perform the services itself or may arrange with a third party to perform the services.

     The Adviser and/or its affiliates may also make payments from their own resources to Financial Intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

     Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by Financial Intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HIM-SK-002-0100